Credit from Banks and Others	12 Months Ended
Dec. 31, 2025
Credit From Banks And Others [Abstract]
Note 13 - Credit from Banks and Others
Note 13 - Credit from Banks and Others

A.	Composition

As of December 31
2025	2024
$ millions	$ millions

Short-term debt
From financial institutions (1)	439	276
Current maturities of:
Debentures	56	4
Long-term loans from financial institutions	302	26
Lease Liability	79	78
	437	108
Total Short-Term debt	876	384
Long- term debt and debentures
Long-term lease liability	255	264
Loans from financial institutions	868	801
	1,123	1,065

Marketable debentures	1,148	906
Non-marketable debentures	46	46
	1,194	952
	2,317	2,017
Less – current maturities of:
Debentures	56	4
Long-term loans from financial institutions	302	26
Lease liability	79	78
	437	108

Total Long- term debt and debentures	1,880	1,909

(1)	Including $325 million from securitization and $114 million in credit from local banks.

(2)	For further information, see Note 21.

B.	Yearly movement in Credit from Banks and Others (*)

As of December 31
2025	2024
$ millions	$ millions

Balance as of January 1	2,301	2,703
Changes from financing cash flows
Receipt of long-term debts	1,666	889
Repayment of long-term debt	(1,599)	(1,302)
Receipts (repayments) of short-term debt, net	146	(1)
Interest paid	(117)	(122)
Repayment from transaction in derivatives, net	(3)	(2)

Total net financing cash flows	93	(538)
Initial recognition of lease liability	68	97
Interest expenses	156	152
Effect of changes in foreign exchange rates	187	(60)
Change in fair value of derivatives	(51)	-
Other changes	(42)	(53)
Balance as of December 31	2,712	2,301

(*) The balance includes Short-term debt, loans and debentures, derivatives on loans and debentures, and interest payables.

In December 2025, the Company and certain subsidiaries (hereinafter – the Subsidiaries) signed a series of agreements regarding a securitization transaction with four international banks (hereinafter – the Lending Banks) for the sale of their trade receivables to a special company which was established specifically for this purpose (hereinafter – the Acquiring Company).

The new securitization agreements were signed with a committed amount of $350 million and an additional uncommitted amount of $100 million, maturing in December 2030 (hereinafter – the Agreements). The Agreements replaced the prior securitization agreements, which expired in December 2025, and includes slightly improved terms compared to the previous agreement.

The Company's policy is to utilize the securitization limit based on its cash flow needs, alternative financing sources and market conditions. According to the Agreements, the Company undertook to comply with a financial covenant according to which the ratio of net debt to EBITDA will not exceed 4.75. If the Company fails to meet this ratio, the Acquiring Company can discontinue acquiring new trade receivables (without affecting existing acquisitions). As of the reporting date, the Company complies with the financial covenant, as described in 13(F) below.

The Acquiring Company finances acquisition of the debts through a loan received from a financial institution unrelated to the Company. The Subsidiaries are entitled to sell their trade receivables to the Acquiring Company during a period of five years from the closing date of the transaction, with both parties having the option to notify for the transaction's cancellation, at the end of each year. Once the Company has transferred its trade receivables, it no longer has the right to sell them to another party. The selling price of the trade receivables is the amount of the debt sold, less the calculated interest cost based on the expected period between the sale date of the customer debt and its repayment date. Upon acquisition of the debt, the Acquiring Company pays part of the debt price in cash and the remainder in a subordinated note, which is paid after collection of the debt sold. The rate of the cash consideration varies depending on the composition and behavior of the customer portfolio. The Subsidiaries continue to handle the collection of the trade receivables included in the securitization transaction, on behalf of the Acquiring Company.

In addition, the Agreements set several conditions regarding the quality of the customer portfolios, which give the Lending Banks the option of terminating the undertaking or excluding the subsidiaries whose customer portfolios do not meet the conditions set forth in the Agreements.

The trade receivables are fully presented in the Company's statements of financial position and the receipts received from the Acquiring Company are presented as financial liability under short-term credit. As of December 31, 2025, utilization of the securitization facility within this framework amounted to $325 million (December 31, 2024 - $176 million). The securitization balance consists of the four currencies USD (53.8%), EUR (32.5%), ILS (10%) and GBP (3.7%).

D.	Information on material loans and debentures outstanding as of December 31, 2025(7):

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate (*)	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	US Dollar	712	6.38%	May 2038	(2), (3)
Debentures - Series G	January/May 2020, May 2025	1,616	Israeli Shekel	437	2.40%	2022- 2034 (annual installment)	Partially repaid (1), (3)
Debentures (private offering) – 3 series	January 2014	275	US Dollar	46	5.31%	January 2026	Partially repaid (5)
Sustainability linked loan (SLL)	September 2021	250	Euro	293	0.80%	September 2026	(4)
Loan - European Bank	June 2025	75	Euro	85	3.09%	2025-2030 (Semi – Annual installment)	Partially repaid (6)

(*) Fixed interest.

Additional Information:

(1)
In May 2025, the Company completed an expansion of its Series G debentures in Israel, in the amount of NIS 850 million (approximately $236 million), bringing the total outstanding principal to NIS 1,570 million (approximately $437 million). The principal will be repaid in ten consecutive but unequal annual installments, due on December 30 of each year from 2025 through 2034. The debentures carry a nominal annual interest rate of 2.4%, payable in semiannual installments on June 30 and December 30 of each year, commencing June 30, 2025. The Series G debentures have been rated "ilAA" by Standard & Poor's Maalot rating agency. In December 2025, the Company repaid NIS 33 million (approx. $10 million) of Series G Bond, as scheduled.

(2)	In May 2025, Fitch Ratings reaffirmed the Company’s long-term issuer default rating and senior unsecured rating at 'BBB-'. The outlook on the long-term issuer default rating is stable.

(3)
In July 2025, the S&P credit rating agency reaffirmed the Company’s international credit rating and senior unsecured rating of 'BBB-' with a stable rating outlook. In addition, the S&P Maalot credit rating agency reaffirmed the Company’s credit rating of 'ilAA' with a stable rating outlook.

(4)
The loan includes three sustainability performance targets: (1) an annual 4% to 5% reduction in direct and indirect Scope 1 and Scope 2 CO2 emissions resulting from ICL global operations.

(2) Through 2025, the Company is committed to adding a significant number of Tfs (Together for Sustainability) qualified vendors each year who meet criteria of management, environment, health and safety, labor and human rights, ethics, and governance and (3) for female to hold at least 25% of senior management roles, by the end of 2024. As of December 31, 2025, the Company is in compliance with the relevant sustainability performance targets.

(5)	Subsequent to the date of the report, in January 2026, the Company repaid $46 million private placement bond, as scheduled.

(6)
The principal will be repaid in consecutive, unequal semiannual installments payable on December 26 and June 26 of each year from 2025 through 2030, in the following proportions: 3.33%, 5%, 5%, 6.67%, 10%, 10%, 10%, 10%, 10%, and 30%.

(7)	As of December 31, 2025, the Company is in compliance with all its financial covenants set forth in its financing agreements. See item F below.

E.	Credit facilities:

Issuer	Group of international banks
Date of the credit facility	April 2023
Date of credit facility termination	April 2030
The amount of the credit facility	USD 1,550 million (1)
Credit facility has been utilized	USD 250 million EUR 210 million
Interest rate	Up to 33% use of the credit: SOFR/Euribor + 0.69%. From 33% to 66% use of the credit: SOFR/Euribor + 0.89% 66% or more use of the credit: SOFR/Euribor + 1.04%
Loan currency type	USD and EUR loans
Pledges and restrictions	Financial covenants - see Section F, a cross-default mechanism and a negative pledge (2)
Non-utilization fee	0.245%

(1)
  In April 2023, the Company entered into a $1,550 million Sustainability-Linked Revolving Credit Facility Agreement with a consortium of twelve international banks, through its subsidiary ICL Finance B.V.. In April 2024, all participating banks agreed to extend the RCF agreement for an additional year until April 2029. In April 2025, eleven of the participating banks agreed to extend the RCF agreement for an additional year until April 2030. As a result, effective April 2029, the credit facility amount will be $1,400 million.

(2)
The Sustainability-Linked RCF includes three Key Performance Indicators (KPIs) which have been designed to align with ICL’s sustainability goals: a reduction in Absolute Scope 1 & 2 GHG Emissions; an increase in the percentage of female representation among senior ICL management; and an increase in the number of valid TfS (Together for Sustainability initiative) scorecards obtained for ICL Group suppliers. Each of these goals will be assessed regularly during the term of the Sustainability-Linked RCF through third-party verification of ICL’s performance in these areas.

F.	Restrictions on the Group relating to the receipt of credit

As part of the loan agreements the Company has signed, various restrictions apply including sustainability performance targets and financial covenants, a cross‑default mechanism and a negative pledge.

Set forth below is information regarding the financial covenants applicable to the Company as part of the loan agreements and the compliance therewith. For the Company’s sustainability performance targets see item D(5) and E above.

Financial Covenants:

Financial Covenants (1)(2)	Financial Ratio Required under the Agreement	Financial Ratio December 31, 2025
Total shareholder's equity	Equity above $2,000 million	$ 5,983 million
Ratio of EBITDA to the net interest expenses	Equal to or greater than 3.5	15.48
Ratio of the net financial debt to EBITDA	Less than 3.5	1.35
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	2.74%

(1)
The examination of compliance with the financial covenants is based on the Company's consolidated financial statements. As of December 31, 2025, the Company complies with all of its financial covenants.

(2)	The EBITDA calculation for the financial covenants, which amounted to $1,434 million in 2025, is according to the agreements with the financial institutions.

G.	Pledges and Restrictions Placed in Respect of Liabilities

(1)
The Company has undertaken various obligations in respect of loans and credit lines from banks, including a negative pledge, whereby the Company committed, among other things, in favor of the lenders, to limit guarantees and indemnities to third parties (other than guarantees in respect of subsidiaries) up to an agreed amount of $550 million. The Company has also committed to grant loans only to subsidiaries and to associated companies, in which it holds at least 25% of the voting rights. The Company has further committed not to grant any credit, other than in the ordinary course of business, and not to register any charges on its existing and future assets and income. For further information regarding the covenants in respect of these loans and credit lines, see item F above.

(2)	As of December 31, 2025, the total guarantees provided by the Company were in the amount of $199 million (December 31, 2024 - $151 million).